TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2012	2011

Deferred tax assets:

Operating loss carryforward	$11,862	$10,628
Reserves and allowances	1,622	1,270

Total deferred tax asset before valuation allowance	13,484	11,898
Valuation allowance	(13,484)	(11,898)

Net deferred tax assets	$-	$-

Schedule of Loss from Operations before Taxes
Loss from before taxes is comprised as follows:
	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$(7,598)	$(7,843)	$(11,403)
Foreign	1,209	1,107	843

	$(6,389)	$(6,736)	$(10,560)

Schedule of Income Tax Expense
Income tax expense is comprised as follows:
	Year ended December 31,
	2012	2011	2010

Current income tax expenses	$55	$62	$49

	$55	$62	$49

Domestic	$-	$-	$-
Foreign	55	62	49

	$55	$62	$49